Financial instruments and risk management - Schedule of financial assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 6,051	£ 5,766
Current assets	5,469	5,255
Non-current assets	582	511
Financial liabilities	(23,551)	(20,445)
Current liabilities	(7,970)	(6,858)
Non-current liabilities	(15,581)	(13,587)
Total net financial assets/(liabilities)	(17,500)	(14,679)
Total net financial assets/(liabilities) current	(2,501)	(1,603)
Total net financial assets/(liabilities) non-current	(14,999)	(13,076)
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,020)	(14,727)
Current liabilities	(1,522)	(1,862)
Non-current liabilities	(14,498)	(12,865)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,267)	(4,986)
Current liabilities	(5,887)	(4,648)
Non-current liabilities	(380)	(338)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(388)	(267)
Current liabilities	(388)	(261)
Non-current liabilities	0	(6)
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(475)	(363)
Current liabilities	(85)	(82)
Non-current liabilities	(390)	(281)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,264)	(732)
Current liabilities	(561)	(348)
Non-current liabilities	(703)	(384)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	200	148
Non-current assets	200	148
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,970	2,421
Current assets	2,933	2,385
Non-current assets	37	36
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,285	2,749
Current assets	2,285	2,749
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	136	55
Current assets	136	46
Non-current assets	0	9
Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	5
Non-current assets	3	5
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	596	448
Current assets	251	121
Non-current assets	345	327
Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(284)	(43)
Current liabilities	(1)
Non-current liabilities	(283)	(43)
Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	106
Current assets	0	4
Non-current assets	1	102
Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(51)
Non-current liabilities		(51)
Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	367	205
Current assets	43
Non-current assets	324	205
Cash flow hedges | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(109)	(8)
Current liabilities	(81)	(5)
Non-current liabilities	(28)	(3)
Cash flow hedges | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	32	61
Current assets	15	57
Non-current assets	17	4
Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7)
Current liabilities	(5)
Non-current liabilities	(2)
Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	57	16
Current assets	57	14
Non-current assets	0	2
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(8,742)	(7,780)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,043)	(707)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(371)	(429)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(271)	(176)
Fair value through income statement | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(672)	(278)
Fair value through income statement | Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(284)	(43)
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(51)
Fair value through income statement | Cash flow hedges | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(109)	(8)
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7)
Fair value through income statement | Net investment hedges | Foreign exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)
Current liabilities	(1)
Liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(21,386)	(18,761)
Liabilities at amortised cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,020)	(14,727)
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,774)	(3,580)
Liabilities at amortised cost | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(117)	(91)
Liabilities at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(475)	(363)
Liabilities at amortised cost | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(592)	(454)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,122)	(977)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,122)	(977)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial assets	773	564
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	180	121
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	136	55
Fair value through income statement | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	593	443
Fair value through income statement | Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	106
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	367	205
Fair value through income statement | Cash flow hedges | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	32	61
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	57	16
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	4	17
Fair value through other comprehensive income | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	4	17
Assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,668	4,779
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	15	8
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,365	2,017
Assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,285	2,749
Assets at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	5
Assets at amortised cost | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	5
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	606	406
Not categorised as a financial instrument | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	2
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	605	404
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(270)	(143)
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	4	17
Assets and liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(16,718)	(13,982)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	£ (516)	£ (571)